Pacer Industrials and Logistics ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.3%
Energy - 0.1%
SFL Corp Ltd.	102	$1,006

Health Care - 0.0% (c)
CryoPort, Inc. (a)	28	450

Industrials - 85.9%
Air Transport Services Group, Inc. (a)	53	1,068
AP Moller - Maersk A/S - Class B	6	12,370
ArcBest Corp.	16	1,861
ATS Corp. (a)	68	3,089
AutoStore Holdings Ltd. (a) (b)	2,536	6,340
AZ-COM MARUWA Holdings, Inc.	95	1,306
Canadian National Railway Co.	483	58,654
Canadian Pacific Kansas City Ltd.	679	55,971
Cargojet, Inc.	13	957
Cargotec Oyj - Class B	41	1,963
CH Robinson Worldwide, Inc.	84	8,415
China Merchants Port Holdings Co Ltd.	3,123	4,285
Cia de Distribucion Integral Logista Holdings SA	98	2,736
Clarkson PLC	23	826
COSCO SHIPPING Holdings Co Ltd.	2,481	2,618
COSCO SHIPPING Ports Ltd.	2,545	1,606
Costamare, Inc.	79	882
CSX Corp.	1,482	49,380
D/S Norden A/S	25	1,257
Daifuku Co. Ltd.	281	6,003
Danaos Corp.	15	1,056
Dfds A/S	43	1,546
DHL Group	910	46,875
DSV A/S	162	32,523
Expeditors International of Washington, Inc.	111	14,130
FedEx Corp.	184	49,671
Forward Air Corp.	19	2,258
Full Truck Alliance Co Ltd. - ADR - Class A (a)	683	5,116
Golden Ocean Group Ltd.	148	1,160
GXO Logistics, Inc. (a)	85	5,701
Hapag-Lloyd AG (b)	130	29,727
Heartland Express, Inc.	58	948
Hoegh Autoliners ASA	141	817
International Container Terminal Services, Inc.	1,502	5,934
International Distributions Services PLC (a)	707	2,427
Interroll Holding AG	1	3,219
JB Hunt Trasport Services, Inc.	75	15,296
JD Logistics, Inc. (a) (b)	4,883	8,240
Kamigumi Co Ltd.	86	1,996
Kardex Holding AG	6	1,505
Kawasaki Kisen Kaisha Ltd.	185	5,576
KION Group AG	97	4,077
Kirby Corp. (a)	44	3,585
Knight-Swift Transportation Holdings, Inc.	116	7,047
Kuehne + Nagel International AG	89	27,967
Landstar System, Inc.	26	5,293
Mainfreight Ltd.	74	3,125
Marten Transport Ltd.	55	1,246
Matson, Inc.	25	2,337
Mitsubishi Logistics Corp.	61	1,532
Mitsui OSK Lines Ltd.	268	6,932
Mullen Group Ltd.	69	831
Nippon Yusen KK	377	9,149
Nishi-Nippon Railroad Co Ltd.	59	1,066
Norfolk Southern Corp.	167	39,010
NTG Nordic Transport Group A/S (a)	17	1,064
Old Dominion Freight Line, Inc.	80	33,559
Orient Overseas International Ltd.	488	8,128
Pacific Basin Shipping Ltd.	3,891	1,262
Rockwell Automation, Inc.	84	28,248
RXO, Inc. (a)	86	1,896
Ryder System, Inc.	34	3,473
Saia, Inc. (a)	19	8,040
Sankyu, Inc.	46	1,595
Schneider National, Inc. - Class B	66	2,033
Seino Holdings Co Ltd.	154	2,423
SG Holdings Co. Ltd.	474	6,921
SITC International Holdings Co Ltd.	1,984	4,325
Star Bulk Carriers Corp.	70	1,266
Symbotic, Inc. (a)	45	2,859
TFI International, Inc.	64	8,229
The Sumitomo Warehouse Co Ltd.	59	1,015
Toyota Industries Corp.	241	17,403
Transcoal Pacific Tbk PT	3,698	1,631
Union Pacific Corp.	444	103,017
United Parcel Service, Inc. - Class B	528	98,805
Wallenius Wilhelmsen ASA	313	2,178
Werner Enterprises, Inc.	44	2,069
XPO Logistics, Inc. (a)	83	5,747
Yamato Holdings Co. Ltd.	281	5,265
Yaskawa Electric Corp.	197	8,556
ZIM Integrated Shipping Services Ltd.	80	1,211
ZTO Express Cayman, Inc.	459	12,631
		945,354
Information Technology - 11.3%
Celestica, Inc. (a)	81	1,783
Cognex Corp.	124	6,773
Flex Ltd. (a)	327	8,947
Sanmina Corp. (a)	41	2,520
SAP SE	756	103,690
		123,713
TOTAL COMMON STOCKS (Cost $968,639)		1,070,523

EXCHANGE TRADED FUNDS - 2.5%
iShares MSCI Brazil ETF	240	8,129
iShares MSCI South Korea ETF	182	12,298
iShares MSCI UAE ETF	460	7,070
TOTAL EXCHANGE TRADED FUNDS (Cost $26,469)		27,497
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account, 4.210% (d)	$1,321	1,321
TOTAL SHORT-TERM INVESTMENTS (Cost $1,321)		1,321

Total Investments (Cost $996,429) - 99.9%		1,099,341
Other Assets in Excess of Liabilities - 0.1%		754
TOTAL NET ASSETS - 100.0%		$1,100,095

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)
Security exempt from registration under Rule 144(a) and Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines.
At July 31, 2023, the market value of these securities total $44,307, which represents 4.0% of net assets.

(c)	Less than 0.05%.
(d)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships (“”MLPs””), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust’s Valuation Procedures provide for the designation of the Adviser as “Valuation Designee”. If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds’ Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stock	$ 1,070,523	$ -	$ -	$ -	$ 1,070,523
Exchange Traded Funds	27,497	-	-	-	27,497
Short-Term Investments	1,321	-	-	-	1,321
Total Investments in Securities	$ 1,099,341	$ -	$ -	$ -	$ 1,099,341
^ See the Schedules of Investments for sector breakouts.